Unaudited Condensed Interim Consolidated Statements of Loss and Comprehensive Loss (Parentheticals) - $ / shares	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Profit or loss [abstract]
Basic and diluted loss per share (in Shares)	$ (0.13)	$ (0.30)